UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20589

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21090

Beaumont Fund, LLC
(Exact name of registrant as specified in charter)

500 Newport Center Drive, Suite 600, Newport Beach, CA 92660
 (Address of principal executive offices) (Zip code)

Mr. Benjamin J. Bornstein
Prospero Capital Management, LLC
500 Newport Center Dr, Ste 600, Newport Beach, CA 92660
 (Name and address of agent for service)

Registrants telephone number, including area code:
       (949) 219-0486

Date of fiscal year end:  December 31
Date of reporting period: September 30, 2006

ITEM 1.     SCHEDULE OF INVESTMENTS.

BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES
September 30, 2006
(Unaudited)
______________


Investment securities

Common Stocks	                       Shares	     Fair Value	     % of Net Assets

Financial

Diversified Financial
JP Morgan Chase	                       9,913	      $465,514
AXA SA-Sponsored ADR                  12,542           462,925
Citigroup	                       8,489	       421,649
				                     1,350,088        11.5%
Insurance
St Paul Travelers	              13,303	       623,778
American Intl Group	               8,163           540,880
				                     1,164,658	       9.9%
Banking
Fremont General	                      26,675	       373,183
Washington Mutual	               7,646  	       332,372
				                       705,555         6.0%
Real Estate
iSTAR Financial                       12,597           525,295         4.5%
               Total - Financial                     3,745,596        31.9%

Consumer Staples

Tobacco
Altria Group	                       9,882           756,467
Carolina Group	                      12,627	       699,410
						     1,455,877        12.4%
Conglomerate
Loews Corp	                      22,731	       861,505         7.3%

Media
Electronic Arts *                      4,000	       223,360
CBS Corp *                             4,450           125,357
                                                       348,717         3.0%

Retail Distribution, hardline
Handleman	                      18,105	       137,417	       1.2%
		Total - Consumer Staples	     2,803,516        23.9%


*  Security did not pay a dividend during the previous twelve months.


Investment securities (CONTINUED)

Common Stocks (Continued)	Shares	             Fair Value	     % of Net Assets

Healthcare

Pharmaceuticals
Pfizer                                 9,450          $268,002
Merck                                  6,158	       258,020
						       526,022         4.5%
Managed Care
Wellpoint *              	       6,414	       494,199	       4.2%

Biotechnology
Amgen *	                               5,830           417,020         3.5%
Total - Healthcare		                     1,437,241	      12.2%

Technology

Consumer Electronics
Nam Tai Electronics	              36,425	       447,663         3.8%

Wireless Communications
Nokia Corp - Sponsored ADR	      21,495	       432,097	       3.7%

Software
Microsoft Corp	                       8,570	       234,390	       2.0%
		Total - Technology		     1,114,150         9.5%

Basic Materials

Oil and Gas
BP PLC Sponsored ADR	               5,135	       336,753
Chesapeake Energy Corp                16,175           468,752
Transocean *                           3,810           279,006
        Total - Basic Materials		             1,084,511	      9.3%

Transportation

Railroads
Genesee & Wyoming *	              27,724	       643,751	       5.5%

Air Freight
Federal Express
                                       4,033	       438,306         3.7%
		Total - Transportation		     1,082,057         9.2%

Consumer, Cyclical

Retail, hardline
Carmax *	                      16,729	       697,767	      5.9%

Building Materials
Masco Corp	                      11,800	       323,556        2.8%

		Total - Consumer, Cyclical           1,021,323        8.7%

International Exchange Traded Funds
  Morgan Stanley India Fund            3,375	       156,263

Total International Exchange Traded Funds              156,263        1.3%

Total investment securities (cost - $8,567,425)	    $12,444,656     105.9%

*  Security did not pay a dividend during the previous twelve months.


BEAUMONT FUND, LLC
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
September 30, 2006
(Unaudited)
______________


SECURITIES SOLD SHORT

Common Stocks            Shares	       Fair Value       % of Net Assets

Index

Depositary Receipts
S&P Depositary Receipts (SPDR)	     13,190         $1,761,920
Nasdaq 100 Shares                     5,500            223,575
		Total - Index		             1,985,495	           16.9%

Consumer, Cyclical

Educational Services
Strayer Education	               3,485	        377,112
Apollo Group *	                       3,100	        152,644
				                        529,756            4.5%
Retail, softline
Hot Topic *	                      43,342  	        482,830
Bed, Bath & Beyond *	               2,600	         99,476
Wal-Mart Stores    	               1,110	         54,745
				                        637,051            5.4%
Building Materials
Sherwin Williams  	                 830	         46,297            0.4%
		Total - Consumer Cyclical	      1,213,104           10.3%

Technology

Wireless Communications
Research in Motion *	               2,375	        243,794   	   2.1%

Internet Search
Google *                                560             225,064            1.9%

Retail, on-line
Amazon.com *	                       6,375	        204,765	           1.7%

Semiconductor
Maxim Integrated Products	       2,200	         61,776            0.5%
		Total - Technology		        735,399            6.2%

Consumer Staples

Restaurants
Panera Bread *	                       6,191	        360,626
P.F. Chang's China Bistro *	       5,505	        191,079
                Total - Consumer Staples		551,705            4.7%


*  Security did not pay a dividend during the previous twelve months.


SECURITIES SOLD SHORT (CONTINUED)

Common Stocks (Continued)	      Shares	       Fair Value	% of Net Assets

Transportation

Air Freight
UPS	                             2,625	      $188,843	            1.6%

Airlines
JetBlue Airways *	             9,082	        83,918	            0.7%
		Total - Transportation		       272,761	            2.3%

Healthcare
       Drug Delivery
          Nektar Therapeutics *	    11,150             160,672

Total, Healthcare		                       160,672              1.4%

Total securities sold short (proceeds - $4,423,179)  $4,919,134            41.9%

*  Security did not pay a dividend during the previous twelve months.


ITEM 2.    CONTROLS AND PROCEDURES.

           (a)	The registrant's principal executive officer
and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c)under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-Q, was recorded, processed, summarized, and reported timely.

           (b) 	There have been no changes in the
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
1940) that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.   EXHIBITS.

             (a) Certification of principal executive officer and principal financial officer pursuant to Section 30a-2(a) under the Investment Company Act of 1940.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Beaumont Fund, LLC

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  November 29, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       President and Chairman of the Board
       Beaumont Fund, LLC

Date:  November 29, 2006

By:    /s/ Benjamin J. Bornstein
       Benjamin J. Bornstein
       Principal Financial Officer
       Beaumont Fund, LLC

Date:  November 29, 2006